Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash (Note 24)	$ 429,583	$ 1,119,366
Restricted cash (Note 3)	21,152,225
Accounts receivable	549,558	213,469
Refundable tax credits	107,199	234,873
Prepaid expenses (Note 4)	4,388,572	1,393,764
Deposits (Note 5)	89,587
Assets, Current, Total	26,716,724	2,961,472
Restricted cash (Note 3)	25,863,450	127,128,155
Prepaid expenses (Note 4)	2,860,000
Deposits (Note 5)	745,817	82,312,489
Inventory	691,655
Deferred charges (Note 6)	884,586	16,210,583
Power project development and construction costs (Note 7)	275,102,027	12,265,529
Property and equipment (Note 8)	47,428,356	17,646,346
Intangible assets (Note 9)	350,317	206,001
Goodwill (Note 9)	3,694,998	3,694,998
Deferred income tax assets (Note 15)	11,586,789	8,558,597
Assets, Total	395,924,719	270,984,170
Current liabilities
Accounts payable	17,255,192	3,470,331
Accrued liabilities (Note 10)	6,906,900	5,573,816
Accrued interest liabilities (Note 11)	1,408,935	1,065,657
Deferred income	466,219
Loans payable (Note 12)	103,160,985	16,114,825
Liabilities, Current, Total	129,198,231	26,224,629
Deferred income	8,732,667
Loans payable (Note 12)	214,788,140	208,081,795
Interest rate swap contracts (Note 13)	2,046,708	476,141
Asset retirement obligations (Note 14)	1,366,703	79,050
Warrants (Note 16)	5,664,412	6,424,087
Liabilities, Total	361,796,861	241,285,702
SHAREHOLDERS' EQUITY
Share capital (Note 17)	58,265,706	47,957,243
Additional paid in capital	11,621,019	11,000,751
Share Capital Including Additional paid in capital	69,886,725	58,957,994
Accumulated other comprehensive loss	(2,595,237)	(1,011,374)
Accumulated deficit	(33,163,630)	(28,248,152)
Accumulated other comprehensive loss and Deficit	(35,758,867)	(29,259,526)
Stockholders' Equity Attributable to Parent, Total	34,127,858	29,698,468
Liabilities and Equity, Total	$ 395,924,719	$ 270,984,170